OIFT2*P2
                      SUPPLEMENT DATED JANUARY 12, 1999
                             TO THE PROSPECTUS OF
                        INSTITUTIONAL FIDUCIARY TRUST
  (IFT2 -- FRANKLIN INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
         AND FRANKLIN INSTITUTIONAL ADJUSTABLE RATE SECURITIES FUND)
                            DATED NOVEMBER 1, 1998

FRANKLIN INSTITUTIONAL ADJUSTABLE RATE SECURITIES FUND
As of December 11, 1998, the Franklin Institutional Adjustable Rate Securities Fund was closed to new investors. The Franklin Institutional Adjustable Rate Securities Fund will liquidate on January 13, 1999.

FRANKLIN INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
After the close of business on January 12, 1999, the Franklin Institutional Adjustable U.S. Government Securities Fund will be closed to new investors. If you are a shareholder of record as of the close of business on January 12, 1999, you may continue to add to your account by purchasing additional shares until the close of business on February 5, 1999. In addition, you may continue to add to your account by purchasing additional shares through the reinvestment of dividends until February 11, 1999. The Franklin Institutional Adjustable U.S. Government Securities Fund will liquidate on February 12, 1999.


              Please keep this supplement for future reference.